Mineral Stream Interests (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Detailed Information About Mineral Stream Interests [Line Items]
Schedule of Mineral Stream Interests

	Six Months Ended June 30, 2024

	Cost			Accumulated Depletion & Impairment 1

(in thousands)	Balance Jan 1, 2024	Additions	Balance Jun 30, 2024	Balance Jan 1, 2024	Depletion	Balance Jun 30, 2024	Carrying Amount Jun 30, 2024

Gold interests

Salobo	$3,429,911	$-	$3,429,911	$(748,492)	$(43,103)	$(791,595)	$2,638,316

Sudbury 2	623,864	-	623,864	(361,379)	(12,258)	(373,637)	250,227

Constancia	140,058	-	140,058	(59,793)	(8,496)	(68,289)	71,769

San Dimas	220,429	-	220,429	(75,707)	(4,180)	(79,887)	140,542

Stillwater 3	239,352	-	239,352	(27,883)	(2,307)	(30,190)	209,162

Other 4	656,187	300,039	956,226	(52,498)	(661)	(53,159)	903,067

	$5,309,801	$300,039	$5,609,840	$(1,325,752)	$(71,005)	$(1,396,757)	$4,213,083

Silver interests

Peñasquito	$524,626	$-	524,626	$(248,394)	$(14,671)	$(263,065)	$261,561

Antamina	900,343	-	900,343	(380,813)	(13,134)	(393,947)	506,396

Constancia	302,948	-	302,948	(123,365)	(7,108)	(130,473)	172,475

Other 5	1,159,563	50,086	1,209,649	(577,450)	(7,583)	(585,033)	624,616

	$2,887,480	$50,086	$2,937,566	$(1,330,022)	$(42,496)	$(1,372,518)	$1,565,048

Palladium interests

Stillwater 3	$263,721	$-	$263,721	$(43,054)	$(3,971)	$(47,025)	$216,696

Platreef	-	78,815	78,815	-	-	-	78,815

	$263,721	$78,815	$342,536	$(43,054)	$(3,971)	$(47,025)	$295,511

Platinum interests

Marathon	$9,451	$-	$9,451	$-	$-	$-	$9,451

Platreef	-	57,585	57,585	-	-	-	57,585

	$9,451	$57,585	$67,036	$-	$-	$-	$67,036

Cobalt interests

Voisey’s Bay 6	$393,422	$-	$393,422	$(42,606)	$(3,942)	$(46,548)	$346,874

	$8,863,875	$486,525	$9,350,400	$(2,741,434)	$(121,414)	$(2,862,848)	$6,487,552

1)	Includes cumulative impairment charges to June 30, 2024 as follows: Pascua-Lama silver interest - $338 million; and Sudbury gold interest - $120 million.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, Curipamba, Cangrejos, Curraghinalt, Platreef and Kudz Ze Kayah gold interests. The additions to other gold interests includes: Platreef - $275 million; Kudz Ze Kayah - $14 million; and Cangrejos - $10 million.

5)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater, Curipamba. Mineral Park and Kudz Ze Kayah silver interests. The additions to other silver interests includes: Kudz Ze Kayah - $25 million and Mineral Park - $25 million.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

	Year Ended December 31, 2023

	Cost				Accumulated Depletion & Impairment 1
(in thousands)	Balance Jan 1, 2023	Additions	Disposal	Balance Dec 31, 2023	Balance Jan 1, 2023	Depletion	Balance Dec 31, 2023	Carrying Amount Dec 31, 2023

Gold interests

Salobo	$3,059,876	$370,035	$-	$3,429,911	$(676,614)	$(71,878)	$(748,492)	$2,681,419

Sudbury 2	623,864	-	-	623,864	(340,448)	(20,931)	(361,379)	262,485

Constancia	140,058	-	-	140,058	(44,475)	(15,318)	(59,793)	80,265

San Dimas	220,429	-	-	220,429	(64,564)	(11,143)	(75,707)	144,722

Stillwater 3	239,352	-	-	239,352	(23,500)	(4,383)	(27,883)	211,469

Other 4	545,391	152,169	(41,373)	656,187	(51,248)	(1,250)	(52,498)	603,689

	$4,828,970	$522,204	$(41,373)	$5,309,801	$(1,200,849)	$(124,903)	$(1,325,752)	$3,984,049

Silver interests

Peñasquito	$524,626	$-	$-	$524,626	$(230,952)	$(17,442)	$(248,394)	$276,232

Antamina	900,343	-	-	900,343	(354,975)	(25,838)	(380,813)	519,530

Constancia	302,948	-	-	302,948	(110,001)	(13,364)	(123,365)	179,583

Other 5	1,018,199	141,364	-	1,159,563	(565,103)	(12,347)	(577,450)	582,113

	$2,746,116	$141,364	$-	$2,887,480	$(1,261,031)	$(68,991)	$(1,330,022)	$1,557,458

Palladium interests

Stillwater 3	$263,721	$-	$-	$263,721	$(36,909)	$(6,145)	$(43,054)	$220,667

Platinum interests

Marathon	$9,428	$23	$-	$9,451	$-	$-	$-	$9,451

Cobalt interests

Voisey’s Bay 6	$393,422	$-	$-	$393,422	$(35,849)	$(6,757)	$(42,606)	$350,816

	$8,241,657	$663,591	$(41,373)	$8,863,875	$(2,534,638)	$(206,796)	$(2,741,434)	$6,122,441

1)	Includes cumulative impairment charges to December 31, 2023 as follows: Pascua-Lama silver interest - $338 million; and Sudbury gold interest - $120 million.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, Curipamba, Cangrejos and Curraghinalt gold interests. The additions to other gold interests includes: Blackwater - $40 million; Goose - $63 million; Cangrejos - $29 million; and Curraghinalt - $20 million.

5)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater, Curipamba and Mineral Park silver interests. The additions to other silver interests includes: Blackwater - $141 million.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

Classification of Mining Interest Between Depletable and Non-depletable

	June 30, 2024			December 31, 2023

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests

Salobo	$2,312,141	$326,175	$2,638,316	$2,303,719	$377,700	$2,681,419

Sudbury 1	208,516	41,711	250,227	218,467	44,018	262,485

Constancia	68,164	3,605	71,769	74,758	5,507	80,265

San Dimas	51,247	89,295	140,542	55,428	89,294	144,722

Stillwater 2	189,528	19,634	209,162	186,668	24,801	211,469

Other 3	17,338	885,729	903,067	17,999	585,690	603,689

	$2,846,934	$1,366,149	$4,213,083	$2,857,039	$1,127,010	$3,984,049

Silver interests

Peñasquito	$261,561	$-	$261,561	$202,528	$73,704	$276,232

Antamina	159,378	347,018	506,396	172,512	347,018	519,530

Constancia	165,993	6,482	172,475	169,527	10,056	179,583

Other 4	130,897	493,719	624,616	130,462	451,651	582,113

	$717,829	$847,219	$1,565,048	$675,029	$882,429	$1,557,458

Palladium interests

Stillwater 2	$209,208	$7,488	$216,696	$211,959	$8,708	$220,667

Platreef	-	78,815	78,815	-	-	-

	$209,208	$86,303	$295,511	$211,959	$8,708	$220,667

Platinum interests

Marathon	$-	$9,451	$9,451	$-	$9,451	$9,451

Platreef	-	57,585	57,585	-	-	-

	$-	$67,036	$67,036	$-	$9,451	$9,451

Cobalt interests

Voisey’s Bay	$321,600	$25,274	$346,874	$321,454	$29,362	$350,816

	$4,095,571	$2,391,981	$6,487,552	$4,065,481	$2,056,960	$6,122,441

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)	Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, Curipamba, Cangrejos, Curraghinalt, Platreef and Kudz Ze Kayah gold interests.
4)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater, Curipamba, Mineral Park and Kudz Ze Kayah silver interests.

Disclosure of Detailed Information about Partial Termination of Goose Precious Metals Purchase Agreement

(in thousands)

Proceeds received on 33% buyback of Goose	$46,400

Less: 33% carrying value	(41,373)

Gain on partial disposal of the Goose PMPA	$5,027